UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-5867

                       OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

Management's Discussion of Fund Performance. The Fund's dividend climbed steadily over the 12-month period, but its price performance was unusually volatile and the Fund underperformed the Lehman Brothers Municipal Bond Index. This was due primarily to price fluctuations in airline bonds and tobacco litigation Master Settlement Agreement (MSA) bonds, which constitute debt backed by each state's (or U.S. territory's) share of the national legal settlement agreement. Bond prices in both sectors coincidentally declined in March and April 2003, even though we normally would expect these sectors to be uncorrelated over time. Market prices in both sectors rebounded in the final months of the fiscal year. No bonds had any payment defaults during the year.
   The volatility in airline sector holdings (23.8% of net assets, including 14.3% invested in American Airlines bonds) resulted from the near bankruptcy of American Airlines in April 2003. American Airlines threatened bankruptcy unless labor unions and vendors agreed to help reduce expenses. After extensive negotiation, American Airlines was able to secure sufficient monetary concessions from labor unions and vendors to stave off bankruptcy. Despite its business challenges, American Airlines met all scheduled payments of principal and interest on its outstanding municipal debt. Airline-related bond prices have subsequently recovered--outperforming the market in the last three months of the Fund's fiscal year--but remain below the August 2002 price levels. Strategically, we have sold most of the Fund's positions of long-term, unsecured airline debt. Holdings are now primarily either secured, long-term bonds or unsecured, short-term bonds that mature in the coming three months.
   Price fluctuations in MSA bonds were due to the fear of oversupply and a $10 billion Illinois state court decision against Phillip Morris. The unfavorable court decision required Phillip Morris to pay the judgment levied against them or put up a $12 billion bond to appeal the decision. The size of the bonding requirement necessary to appeal the decision raised the specter of potential bankruptcy for Phillip Morris and a possible default on Phillip Morris's share of the tobacco settlement payments. Although this litigation continues, all MSA payments were made on schedule.
   We continue to believe in the outstanding total return potential of MSA bonds. Despite their recent price volatility, it is our opinion that the MSA payments will be paid, even if adverse litigation required one or more tobacco companies to file for bankruptcy relief. While persistent litigation may continue to influence the tobacco sector, several recent court decisions have held in favor of the industry. MSA bonds continue to carry

5  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND PERFORMANCE DISCUSSION

investment-grade ratings by all three of the nationally recognized rating agencies and offer yields well above comparably rated credits. Also, with future issuance likely to be small, we anticipate these bonds will become relatively scarce over time, adding to their long-term total return potential.
   The Fund's investments in the energy sector have positively influenced performance. Energy companies found it difficult to secure new financing in the wake of the energy-trading debacles in 2001 and 2002. The market grew cautious and pushed prices lower, creating great opportunities to purchase carefully researched bonds at above-average yields. Credit spreads in the sector narrowed substantially in the later half of the Fund's reporting period, increasing bond prices.
   We also found value in the hospital and health care sector (8.3% of total investments at market value at July 31, 2003). Our holdings in this sector added substantially to the Fund's yield, and most were relatively price-stable throughout the year. One significant Fund position of bonds, issued by Allegheny County Hospital Development Authority for the West Penn-Allegheny Health System, did underperform the market during this period. Like many hospital systems, this one faces the pressure of rising costs with limited means of increasing revenue. Although the system's financial results have recently fallen short of plan, it remains a vital health care provider in its market. The position continues to deliver an extremely high level of tax-exempt income.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2003. In the case of Class A and Class B shares, performance is measured from inception of the Class on October 1, 1993. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

6  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Rochester National Municipals (Class A)
     Lehman Brothers Municipal Bond Index

             Value of Investment     Lehman Brothers
                  In Fund         Municipal Bond Index

10/01/1993        $9,525               $10,000
12/31/1993         9,944                10,140
03/31/1994         9,285                 9,584
06/30/1994         9,261                 9,689
09/30/1984         9,297                 9,756
12/31/1994         9,182                 9,616
03/31/1995         9,884                10,296
06/30/1995        10,101                10,544
09/30/1995        10,329                10,847
12/31/1995        10,798                11,295
03/31/1996        10,667                11,159
06/30/1996        10,718                11,244
07/31/1996 1      10,825                11,346
10/31/1996        11,064                11,632
01/31/1997        11,257                11,817
04/30/1997        11,285                11,865
07/31/1997        11,841                12,509
10/31/1997        12,002                12,620
01/31/1998        12,372                13,012
04/30/1998        12,328                12,969
07/31/1998        12,614                13,259
10/31/1998        12,878                13,631
01/31/1999        13,102                13,877
04/30/1999        13,100                13,870
07/31/1999        12,785                13,641
10/31/1999        12,352                13,390
01/31/2000        12,185                13,373
04/30/2000        12,539                13,743
07/31/2000        12,949                14,229
10/31/2000        13,242                14,530
01/31/2001        13,780                15,150
04/30/2001        13,781                15,168
07/31/2001        14,247                15,662
10/31/2001        14,598                16,056
01/31/2002        14,559                16,044
04/30/2002        14,884                16,230
07/31/2002        15,228                16,713
10/31/2002        14,459                16,998
01/31/2003        14,320                17,241
04/30/2003        14,612                17,608
07/31/2003        15,587                17,316

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03 2
1-Year  -2.50%             5-Year  3.31%    Since Inception  4.62%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Rochester National Municipals (Class B)
     Lehman Brothers Municipal Bond Index

           Value of Investment     Lehman Brothers
                  In Fund         Municipal Bond Index
10/01/1993       $10,000               $10,000
12/31/1993        10,435                10,140
03/31/1994         9,726                 9,584
06/30/1994         9,683                 9,689
09/30/1994         9,693                 9,756
12/31/1994         9,556                 9,616
03/31/1995        10,266                10,296
06/30/1995        10,471                10,544
09/30/1995        10,697                10,847
12/31/1995        11,162                11,295
03/31/1996        10,995                11,159
06/30/1996        11,027                11,244
07/31/1996 1      11,141                11,346
10/31/1996        11,365                11,632
01/31/1997        11,531                11,817
04/30/1997        11,549                11,865
07/31/1997        12,095                12,509
10/31/1997        12,236                12,620
01/31/1998        12,588                13,012
04/30/1998        12,521                12,969
07/31/1998        12,785                13,259
10/31/1998        13,028                13,631
01/31/1999        13,229                13,877
04/30/1999        13,202                13,870
07/31/1999        12,862                13,641
10/31/1999        12,410                13,390
01/31/2000        12,242                13,373
04/30/2000        12,597                13,743
07/31/2000        13,009                14,229
10/31/2000        13,304                14,530
01/31/2001        13,844                15,150
04/30/2001        13,846                15,168
07/31/2001        14,313                15,662
10/31/2001        14,666                16,056
01/31/2002        14,627                16,044
04/30/2002        14,953                16,230
07/31/2002        15,299                16,713
10/31/2002        14,527                16,998
01/31/2003        14,387                17,241
04/30/2003        14,680                17,608
07/31/2003        15,660                17,316


Average Annual Total Returns of Class B Shares of the Fund at 7/31/03 2
1-Year  -3.14%             5-Year  3.21%    Since Inception  4.67%

1. The Fund changed its fiscal year end from December 31 to July 31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 9/30/93 for Class A and Class B shares and 8/31/95 for Class C shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Rochester National Municipals (Class C)
     Lehman Brothers Municipal Bond Index

           Value of Investment    Lehman Brothers
                 In Fund        Municipal Bond Index

08/29/1995       $10,000             $10,000
09/30/1995        10,131              10,063
12/31/1995        10,586              10,479
03/31/1996        10,433              10,353
06/30/1996        10,455              10,432
07/31/1996 1      10,563              10,526
10/31/1996        10,775              10,791
01/31/1997        10,929              10,963
04/30/1997        10,935              11,008
07/31/1997        11,452              11,605
10/31/1997        11,585              11,708
01/31/1998        11,920              12,072
04/30/1998        11,855              12,032
07/31/1998        12,106              12,301
10/31/1998        12,337              12,647
01/31/1999        12,528              12,874
04/30/1999        12,502              12,868
07/31/1999        12,179              12,655
10/31/1999        11,744              12,423
01/31/2000        11,562              12,407
04/30/2000        11,876              12,750
07/31/2000        12,242              13,201
10/31/2000        12,495              13,480
01/31/2001        12,979              14,055
04/30/2001        12,957              14,072
07/31/2001        13,370              14,531
10/31/2001        13,674              14,896
01/31/2002        13,612              14,884
04/30/2002        13,890              15,057
07/31/2002        14,184              15,506
10/31/2002        13,429              15,770
01/31/2003        13,285              15,995
04/30/2003        13,533              16,336
07/31/2003        14,408              16,065


Average Annual Total Returns of Class C Shares of the Fund at 7/31/03 2 1-Year 0.64% 5-Year 3.54% Since Inception 4.72%

1. The Fund changed its fiscal year end from December 31 to July 31.
2. See Notes on page 9 for further details.
The performance information for the Lehman Brothers Municipal Bond Index in the graphs begins on 9/30/93 for Class A and Class B shares and 8/31/95 for Class C shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

8  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

9  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  July 31, 2003


  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--105.0%
-------------------------------------------------------------------------------------------------------------------
 Alabama--2.2%
$   180,000  AL IDA Solid Waste Disposal (Pine City Fiber Company)        6.450%      12/01/2023       $    170,631
-------------------------------------------------------------------------------------------------------------------
  7,750,000  Butler, AL IDB (James River Corp. of VA)                     8.000       09/01/2028          7,881,750
-------------------------------------------------------------------------------------------------------------------
    800,000  Camden, AL IDB Solid Waste Disposal
             (Macmillan Bloedel)                                          7.750       04/01/2019            822,640
-------------------------------------------------------------------------------------------------------------------
  2,350,000  Huntsville, AL Special Care Facilities Financing
             Authority (Carlton Cove)                                     8.125       11/15/2031          2,178,379
-------------------------------------------------------------------------------------------------------------------
  2,250,000  Rainbow City, AL Special Health Care Facilities
             Financing Authority (Regency Pointe)                         8.250       01/01/2031          2,262,870
                                                                                                       ------------
                                                                                                         13,316,270
-------------------------------------------------------------------------------------------------------------------
 Arizona--0.9%
  2,115,000  Chandler, AZ IDA (Beverly Enterprises)                       7.625       09/01/2008          2,124,327
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Phoenix, AZ IDA (America West Airlines)                      6.250       06/01/2019          1,139,400
-------------------------------------------------------------------------------------------------------------------
  2,305,000  Scottsdale, AZ IDA (Beverly Enterprises)                     7.625       09/01/2008          2,315,165
                                                                                                       ------------
                                                                                                          5,578,892
-------------------------------------------------------------------------------------------------------------------
 Arkansas--0.0%
     20,000  Little River County, AR (Georgia-Pacific Corp.)              5.600       10/01/2026             16,187
-------------------------------------------------------------------------------------------------------------------
      5,000  Pope County, AR Pollution Control
             (Arkansas Power & Light Company)                             6.300       11/01/2020              5,003
                                                                                                       ------------
                                                                                                             21,190
-------------------------------------------------------------------------------------------------------------------
 California--7.7%
 14,000,000  CA CDA (East Valley Tourist)                                11.000       10/01/2020         13,888,980
-------------------------------------------------------------------------------------------------------------------
  3,000,000  CA CDA (Elder Care Alliance)                                 8.250       11/15/2032          2,941,020
-------------------------------------------------------------------------------------------------------------------
      5,000  CA EFA (Loyola University)                                   6.000       10/01/2014              5,016
-------------------------------------------------------------------------------------------------------------------
  6,500,000  CA Golden State Tobacco Securitization Corp.                 6.750       06/01/2039          5,621,980
-------------------------------------------------------------------------------------------------------------------
     20,000  CA Health Facilities Financing Authority
             (Small Facilities Loan), Series A                            6.700       03/01/2011             20,234
-------------------------------------------------------------------------------------------------------------------
  5,000,000  CA Valley Health System COP                                  6.875       05/15/2023          3,391,100
-------------------------------------------------------------------------------------------------------------------
 17,000,000  Los Angeles, CA Regional Airports Improvement Corp.
             (American Airlines)                                          7.500       12/01/2024         14,179,700
-------------------------------------------------------------------------------------------------------------------
  7,025,000  Los Angeles, CA Regional Airports Improvement Corp.
             (Continental Airlines)                                       9.250       08/01/2024          6,948,849
                                                                                                       ------------
                                                                                                         46,996,879
-------------------------------------------------------------------------------------------------------------------
 District of Columbia--0.9%
  2,000,000  District of Columbia Tobacco Settlement Financing Corp.      6.750       05/15/2040          1,739,100
-------------------------------------------------------------------------------------------------------------------
  4,000,000  Metropolitan Washington, D.C. Airport Authority ROLs a      17.710 f     10/01/2032          3,775,520
                                                                                                       ------------
                                                                                                          5,514,620
-------------------------------------------------------------------------------------------------------------------
 Florida--11.6%
  7,625,000  Bonnet Creek, FL Resort Community Devel.
             District Special Assessment                                  7.500       05/01/2034          7,898,128
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)         8.000       06/01/2022          2,031,180
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Fishhawk, FL Community Devel. District
             Special Assessment                                           7.625       05/01/2018          1,062,870
-------------------------------------------------------------------------------------------------------------------
  8,410,000  FL Capital Projects Finance Authority CCRC
             (Glenridge on Palmer Ranch)                                  8.000       06/01/2032          8,418,746

10  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Florida Continued
$   720,000  FL Capital Trust Agency (American Opportunity)               8.250%      12/01/2038       $    696,744
-------------------------------------------------------------------------------------------------------------------
  9,000,000  FL Capital Trust Agency (Seminole Tribe Convention)          8.950       10/01/2033          9,963,000
-------------------------------------------------------------------------------------------------------------------
  3,800,000  FL Capital Trust Agency (Seminole Tribe Convention)         10.000       10/01/2033          4,481,910
-------------------------------------------------------------------------------------------------------------------
    665,000  Grand Haven, FL Community Devel. District
             Special Assessment, Series B                                 6.900       05/01/2019            665,146
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Hillsborough County, FL IDA
             (National Gypsum Company)                                    7.125       04/01/2030          2,020,940
-------------------------------------------------------------------------------------------------------------------
  4,500,000  Jacksonville, FL Health Facilities Authority ROLs a         17.860 f     11/15/2032          3,987,540
-------------------------------------------------------------------------------------------------------------------
 12,810,000  Martin County, FL IDA (Indiantown Cogeneration)              7.875       12/15/2025         13,443,455
-------------------------------------------------------------------------------------------------------------------
    590,000  Martin County, FL IDA (Indiantown Cogeneration)              8.050       12/15/2025            615,252
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Miami Beach, FL Health Facilities Authority
             (Mt. Sinai Medical Center)                                   6.700       11/15/2019            936,190
-------------------------------------------------------------------------------------------------------------------
    500,000  Miami Beach, FL Health Facilities Authority
             (Mt. Sinai Medical Center)                                   6.800       11/15/2031            461,755
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Miami, FL Health Facilities Authority
             (Mercy Hospital) IRS                                         9.350 f     08/15/2015          2,106,420
-------------------------------------------------------------------------------------------------------------------
    500,000  Orlando, FL Utilities Commission Water & Electric RIBS a     9.776 f     10/01/2017            523,565
-------------------------------------------------------------------------------------------------------------------
 10,000,000  Reunion East, FL Community Devel. District, Series A         7.375       05/01/2033         10,060,400
-------------------------------------------------------------------------------------------------------------------
    985,000  Tampa Palms, FL Open Space & Transportation CDD              7.500       05/01/2018          1,024,577
                                                                                                       ------------
                                                                                                         70,397,818
-------------------------------------------------------------------------------------------------------------------
 Georgia--3.5%
  3,605,000  Augusta, GA Hsg. Rehabilitation Agency (Bon Air)             7.500       03/01/2014          3,655,903
-------------------------------------------------------------------------------------------------------------------
    375,000  Columbus, GA Hsg. Authority
             (Columbus Gardens Elderly Hsg.)                              8.250       01/01/2024            376,177
-------------------------------------------------------------------------------------------------------------------
  3,885,000  Rockdale County, GA Devel. Authority (Visy Paper)            7.400       01/01/2016          3,897,937
-------------------------------------------------------------------------------------------------------------------
 13,100,000  Rockdale County, GA Devel. Authority (Visy Paper)            7.500       01/01/2026         13,127,248
                                                                                                       ------------
                                                                                                         21,057,265
-------------------------------------------------------------------------------------------------------------------
 Hawaii--2.0%
  2,125,000  HI Department of Budget & Finance RITES a                   16.256 f     09/01/2032          1,819,043
-------------------------------------------------------------------------------------------------------------------
  8,000,000  HI Department of Budget & Finance
             Special Purpose (Kahala Nui)                                 8.000       11/15/2033          7,806,480
-------------------------------------------------------------------------------------------------------------------
  3,285,000  HI Department of Transportation (Continental Airlines)       7.000       06/01/2020          2,693,404
                                                                                                       ------------
                                                                                                         12,318,927
-------------------------------------------------------------------------------------------------------------------
 Illinois--3.8%
 20,750,000  IL DFA (Citgo Petroleum Corp.)                               8.000       06/01/2032         20,328,153
-------------------------------------------------------------------------------------------------------------------
     10,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A        7.100       07/01/2026             10,109
-------------------------------------------------------------------------------------------------------------------
     20,000  IL Student Assistance Commission Student Loan
             Revenue, Series BB                                           6.750       03/01/2015             20,203
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Robbins, IL Res Rec (Robbins Res Rec Partners) a             7.250       10/15/2009          1,437,320
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Robbins, IL Res Rec (Robbins Res Rec Partners)               7.250       10/15/2024            910,800
-------------------------------------------------------------------------------------------------------------------
    300,000  Round Lake Beach, IL Tax Increment                           7.500       12/01/2013            307,416
                                                                                                       ------------
                                                                                                         23,014,001
-------------------------------------------------------------------------------------------------------------------
 Indiana--3.4%
  1,690,000  IN Health Facilities Financing Authority RITES a            18.004 f     11/01/2031          1,533,168
-------------------------------------------------------------------------------------------------------------------
  2,500,000  IN Health Facilities Financing Authority RITES a            18.028 f     11/01/2031          2,268,000
-------------------------------------------------------------------------------------------------------------------
 17,500,000  North Manchester, IN (Estelle Peabody Memorial Home)         7.250       07/01/2033         16,784,950


11  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued



  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Indiana Continued
$   170,000  Rockport, IN Pollution Control
             (Indiana-Michigan Power Company)                             7.600%      03/01/2016       $    173,213
                                                                                                       ------------
                                                                                                         20,759,331
-------------------------------------------------------------------------------------------------------------------
 Kansas--0.2%
     10,000  Burlington, KS Pollution Control
             (Kansas Gas & Electric Company)                              7.000       06/01/2031             10,473
-------------------------------------------------------------------------------------------------------------------
  1,300,000  Lenaxa, KS Multifamily Hsg. (Meadows Apartments)             7.950       10/15/2035          1,271,725
                                                                                                       ------------
                                                                                                          1,282,198
-------------------------------------------------------------------------------------------------------------------
 Kentucky--3.0%
  3,045,000  Ashland, KY Solid Waste (Ashland Oil) a                      7.200       10/01/2020          3,064,762
-------------------------------------------------------------------------------------------------------------------
  4,895,000  Kenton County, KY Airport (Delta Air Lines)                  7.125       02/01/2021          4,211,609
-------------------------------------------------------------------------------------------------------------------
    100,000  Kenton County, KY Airport (Delta Air Lines)                  7.250       02/01/2022             88,026
-------------------------------------------------------------------------------------------------------------------
    100,000  Kenton County, KY Airport (Delta Air Lines)                  7.500       02/01/2012             90,670
-------------------------------------------------------------------------------------------------------------------
 12,220,000  Kenton County, KY Airport (Delta Air Lines)                  7.500       02/01/2020         10,997,145
                                                                                                       ------------
                                                                                                         18,452,212
-------------------------------------------------------------------------------------------------------------------
 Louisiana--13.1%
  1,350,000  Epps, LA COP a                                               8.000       06/01/2018          1,313,995
-------------------------------------------------------------------------------------------------------------------
 10,780,000  Hodge, LA Utility (Stone Container Corp.)                    9.000       03/01/2010         11,046,266
-------------------------------------------------------------------------------------------------------------------
  3,800,000  LA CDA (Eunice Student Hsg. Foundation)                      7.375       09/01/2033          3,615,396
-------------------------------------------------------------------------------------------------------------------
    920,000  LA Local Government Environmental Facilities
             & Community Devel. Authority                                 8.500       06/01/2038            899,751
-------------------------------------------------------------------------------------------------------------------
    555,000  LA Local Government Environmental Facilities
             & Community Devel. Authority (Sharlo Apartments)             8.000       06/20/2028            544,372
-------------------------------------------------------------------------------------------------------------------
  1,875,000  LA Public Facilities Authority ROLs a                       16.840 f     05/15/2022          1,762,200
-------------------------------------------------------------------------------------------------------------------
 16,375,000  LA Tobacco Settlement Financing Corp. (TASC)                 5.875       05/15/2039         12,695,538
-------------------------------------------------------------------------------------------------------------------
 15,500,000  Lake Charles, LA Harbor & Terminal District Port
             Facilities (Duke Energy Corp.)                               7.750       08/15/2022         16,120,000
-------------------------------------------------------------------------------------------------------------------
 17,700,000  St. Charles Parish, LA (Louisiana Power & Light Company)     7.500       06/01/2021         17,965,500
-------------------------------------------------------------------------------------------------------------------
  7,020,000  St. Charles Parish, LA Pollution Control (Union Carbide)     7.350       11/01/2022          7,176,686
-------------------------------------------------------------------------------------------------------------------
  6,000,000  West Feliciana Parish, LA Pollution Control
             (Gulf States Utilities Company)                              9.000       05/01/2015          6,085,260
                                                                                                       ------------
                                                                                                         79,224,964
-------------------------------------------------------------------------------------------------------------------
 Maine--1.5%
  7,245,000  ME Finance Authority Solid Waste Recycling
             Facilities (Great Northern Paper)                            7.750       10/01/2022          7,208,050
-------------------------------------------------------------------------------------------------------------------
  1,675,000  ME Hsg. Authority Mtg. ROLs a                               17.300 f     11/15/2022          1,625,990
                                                                                                       ------------
                                                                                                          8,834,040
-------------------------------------------------------------------------------------------------------------------
 Maryland--0.3%
     15,000  Montgomery County, MD HOC
             (Multifamily Mtg.), Series C                                 7.150       07/01/2023             15,149
-------------------------------------------------------------------------------------------------------------------
    745,000  Upper Potomac River Commission, MD Pollution
             Control (Westvaco Corp.)                                     9.125       08/01/2015            756,026
-------------------------------------------------------------------------------------------------------------------
    690,000  Upper Potomac River Commission, MD Pollution
             Control (Westvaco Corp.)                                    10.500       10/01/2004            698,556
                                                                                                       ------------
                                                                                                          1,469,731


12  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Massachusetts--0.5%
$ 1,000,000  MA DFA (Eastern Nazarene College)                            5.625%      04/01/2029       $    757,050
-------------------------------------------------------------------------------------------------------------------
  2,000,000  MA GO ROLs a                                                17.050 f     08/01/2027          1,915,120
                                                                                                       ------------
                                                                                                          2,672,170
-------------------------------------------------------------------------------------------------------------------
 Michigan--1.6%
    405,000  Detroit, MI HFC (Across The Park Section 8 Elderly Hsg.)     7.875       06/01/2010            405,304
-------------------------------------------------------------------------------------------------------------------
  2,475,000  MI Higher Education Student Loan Authority RITES a          17.656 f     09/01/2026          2,512,471
-------------------------------------------------------------------------------------------------------------------
  5,185,000  Wayne Charter County, MI Airport Facilities
             (Northwest Airlines)                                         6.750       12/01/2015          4,197,724
-------------------------------------------------------------------------------------------------------------------
  2,900,000  Wenonah Park Properties, MI (Bay City Hotel)                 7.500       04/01/2033          2,765,846
                                                                                                       ------------
                                                                                                          9,881,345
-------------------------------------------------------------------------------------------------------------------
 Minnesota--1.5%
  3,330,000  Hubbard County, MN Solid Waste (Potlatch Corp.)              7.375       08/01/2013          3,242,188
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Minneapolis & St. Paul, MN Metropolitan Airports
             Commission (Northwest Airlines)                              6.500       04/01/2025          1,782,640
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Minneapolis & St. Paul, MN Metropolitan Airports
             Commission (Northwest Airlines)                              7.000       04/01/2025          1,678,400
-------------------------------------------------------------------------------------------------------------------
  2,130,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)       7.000       03/01/2029          2,071,851
                                                                                                       ------------
                                                                                                          8,775,079
-------------------------------------------------------------------------------------------------------------------
 Mississippi--0.0%
    320,000  Hinds County, MS Urban Renewal
             (The Lodge Associates, Ltd.)                                 8.000       10/15/2022            216,131
-------------------------------------------------------------------------------------------------------------------
 Missouri--0.4%
  2,500,000  St. Joseph, MO IDA (Living Community of St. Joseph)          7.000       08/15/2032          2,429,875
-------------------------------------------------------------------------------------------------------------------
 Nevada--0.4%
  2,065,000  Clark County, NV Industrial Development RITES a             18.056 f     12/01/2038          2,100,601
-------------------------------------------------------------------------------------------------------------------
    325,000  NV Hsg. Division (Single Family Mtg.), Series B              7.850       10/01/2010            326,352
                                                                                                       ------------
                                                                                                          2,426,953
-------------------------------------------------------------------------------------------------------------------
 New Hampshire--0.0%
     80,000  NH HE&H Facilities Authority
             (Elliot Hospital of Manchester)                              7.125       10/01/2013             80,131
-------------------------------------------------------------------------------------------------------------------
 New Jersey--5.4%
    900,000  NJ EDA (Continental Airlines)                                5.500       04/01/2028            571,014
-------------------------------------------------------------------------------------------------------------------
  3,250,000  NJ EDA Retirement Community (Cedar Crest Village)            7.250       11/15/2031          3,295,467
-------------------------------------------------------------------------------------------------------------------
     50,000  NJ State Turnpike Authority, Series A                        6.750       01/01/2008             50,073
-------------------------------------------------------------------------------------------------------------------
  6,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                 6.000       06/01/2037          4,807,200
-------------------------------------------------------------------------------------------------------------------
 20,500,000  NJ Tobacco Settlement Financing Corp. (TASC)                 6.250       06/01/2043         16,753,010
-------------------------------------------------------------------------------------------------------------------
  8,500,000  NJ Tobacco Settlement Financing Corp. (TASC)                 6.750       06/01/2039          7,533,975
                                                                                                       ------------
                                                                                                         33,010,739
-------------------------------------------------------------------------------------------------------------------
 New York--0.0%
     40,000  Port Authority NY/NJ (Continental Airlines)                  9.000       12/01/2006             40,458
-------------------------------------------------------------------------------------------------------------------
     50,000  Port Authority NY/NJ (Continental Airlines)                  9.125       12/01/2015             50,573
                                                                                                       ------------
                                                                                                             91,031
-------------------------------------------------------------------------------------------------------------------
 North Carolina--0.1%
    600,000  Charlotte, NC Douglas International Airport
             Special Facilities (US Airways) a                            7.750       02/01/2028            511,500


13  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued



  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Ohio--1.3%
$ 2,880,000  Cleveland, OH Airport (Continental Airlines)                 5.375%      09/15/2027       $  1,807,488
-------------------------------------------------------------------------------------------------------------------
  6,020,000  Coshocton County, OH Solid Waste Disposal
             (Stone Container Corp.)                                      7.875       08/01/2013          6,147,504
                                                                                                       ------------
                                                                                                          7,954,992
-------------------------------------------------------------------------------------------------------------------
 Oklahoma--6.6%
  3,000,000  OK Devel. Finance Authority (Inverness Village)              8.000       02/01/2032          2,860,890
-------------------------------------------------------------------------------------------------------------------
  1,500,000  Oklahoma City, OK Industrial &
             Cultural Facilities (AERO)                                   6.750       01/01/2023          1,431,375
-------------------------------------------------------------------------------------------------------------------
 11,000,000  Tulsa, OK Municipal Airport Trust (American Airlines)        5.375       12/01/2035          8,084,890
-------------------------------------------------------------------------------------------------------------------
  1,500,000  Tulsa, OK Municipal Airport Trust (American Airlines)        5.650       12/01/2035          1,087,485
-------------------------------------------------------------------------------------------------------------------
 24,850,000  Tulsa, OK Municipal Airport Trust (American Airlines)        5.800       06/01/2035         21,184,625
-------------------------------------------------------------------------------------------------------------------
  3,500,000  Tulsa, OK Municipal Airport Trust (American Airlines)        6.000       06/01/2035          2,537,500
-------------------------------------------------------------------------------------------------------------------
  4,485,000  Tulsa, OK Municipal Airport Trust (American Airlines)        6.250       06/01/2020          2,916,326
                                                                                                       ------------
                                                                                                         40,103,091
-------------------------------------------------------------------------------------------------------------------
 Oregon--0.4%
     10,000  Josephine County, OR School District                         6.500       08/01/2009             10,252
-------------------------------------------------------------------------------------------------------------------
  3,000,000  Port of Portland, OR Special Obligation (Delta Air Lines)    6.200       09/01/2022          2,197,230
                                                                                                       ------------
                                                                                                          2,207,482
-------------------------------------------------------------------------------------------------------------------
 Pennsylvania--6.2%
 22,010,000  Allegheny County, PA HDA
             (West Penn Allegheny Health System)                          9.250       11/15/2030         21,263,861
-------------------------------------------------------------------------------------------------------------------
  4,360,000  Allegheny County, PA HDA
             (West Penn Allegheny Health System)                          9.250       11/15/2015          4,250,128
-------------------------------------------------------------------------------------------------------------------
  6,000,000  Allegheny County, PA HDA
             (West Penn Allegheny Health System)                          9.250       11/15/2022          5,815,500
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Chester County, PA H&EFA (Jenners Pond)                      7.750       07/01/2034            985,710
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Lawrence County, PA IDA
             (Shenango Presbyterian Center)                               7.500       11/15/2031            941,990
-------------------------------------------------------------------------------------------------------------------
  5,000,000  PA EDFA (National Gypsum Company)                            6.250       11/01/2027          4,586,350
                                                                                                       ------------
                                                                                                         37,843,539
-------------------------------------------------------------------------------------------------------------------
 Rhode Island--0.5%
  2,000,000  RI Hsg. & Mtg. Finance Corp. RITES a                        16.525 f     10/01/2022          1,894,040
-------------------------------------------------------------------------------------------------------------------
  1,500,000  RI Tobacco Settlement Financing Corp. (TASC)                 6.250       06/01/2042          1,204,200
                                                                                                       ------------
                                                                                                          3,098,240
-------------------------------------------------------------------------------------------------------------------
 South Carolina--0.7%
  2,250,000  Florence County, SC IDR (Stone Container Corp.)              7.375       02/01/2007          2,283,435
-------------------------------------------------------------------------------------------------------------------
  2,000,000  SC Hsg. Finance & Devel. Authority RITES a                  15.256 f     01/01/2023          1,716,880
-------------------------------------------------------------------------------------------------------------------
      5,000  SC Resource Authority Local Government Program               7.250       06/01/2020              5,048
                                                                                                       ------------
                                                                                                          4,005,363
-------------------------------------------------------------------------------------------------------------------
 Tennessee--1.1%
    100,000  Hamilton County, TN IDB (Park at 58)                         6.700       03/01/2021             89,561
-------------------------------------------------------------------------------------------------------------------
  4,335,000  McMinn County, TN IDB Pollution Control
             (Calhoun Newsprint)                                          7.625       03/01/2016          4,307,950



14  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Tennessee Continued
$ 3,000,000   Metropolitan Knoxville, TN Airport Authority
             (Northwest Airlines)                                         8.000%      04/01/2032       $  2,397,840
                                                                                                       ------------
                                                                                                          6,795,351
-------------------------------------------------------------------------------------------------------------------
 Texas--19.2%
  1,195,000  Bexar County, TX HFC (American Opportunity Hsg.)             8.250       12/01/2037          1,148,837
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Bexar County, TX HFC (American Opportunity Hsg.)             9.250       12/01/2037            959,940
-------------------------------------------------------------------------------------------------------------------
  8,000,000  Brazos River Authority, TX (TXU Energy Company)              7.700       04/01/2033          8,832,320
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Dallas, TX Hsg. Corp. (Section 8)                            7.850       08/01/2013          1,008,250
-------------------------------------------------------------------------------------------------------------------
 20,000,000  Dallas-Fort Worth, TX International Airport                  5.000       11/01/2035         18,716,000
-------------------------------------------------------------------------------------------------------------------
 45,450,000  Dallas-Fort Worth, TX International Airport
             (American Airlines)                                          5.950       05/01/2029         41,416,312
-------------------------------------------------------------------------------------------------------------------
    235,000  Dallas-Fort Worth, TX International Airport
             (Delta Air Lines)                                            7.625       11/01/2021            176,121
-------------------------------------------------------------------------------------------------------------------
  6,000,000  Dallas-Fort Worth, TX International Airport RITES a         15.915 f     11/01/2027          4,773,960
-------------------------------------------------------------------------------------------------------------------
  5,240,000  El Paso, TX Health Facilities Devel. Corp.
             (Bienvivir Senior Health Services)                           7.750       08/15/2031          5,099,830
-------------------------------------------------------------------------------------------------------------------
  1,000,000  Grapevine, TX IDC (Air Cargo)                                6.500       01/01/2024          1,031,300
-------------------------------------------------------------------------------------------------------------------
  5,960,000  Houston, TX Airport Special Facilities
             (Continental Airlines)                                       6.125       07/15/2017          4,570,128
-------------------------------------------------------------------------------------------------------------------
  1,330,000  Houston, TX Airport Special Facilities
             (Continental Airlines)                                       6.125       07/15/2027            935,961
-------------------------------------------------------------------------------------------------------------------
  4,750,000  Houston, TX Airport Special Facilities
             (Continental Airlines)                                       6.750       07/01/2021          3,800,143
-------------------------------------------------------------------------------------------------------------------
 14,395,000  Houston, TX Airport Special Facilities
             (Continental Airlines)                                       6.750       07/01/2029         11,503,620
-------------------------------------------------------------------------------------------------------------------
    115,000  Matagorda County, TX Navigation District
             (Reliant Energy)                                             5.950       05/01/2030            108,540
-------------------------------------------------------------------------------------------------------------------
  1,350,000  Newton County, TX Public Facility Corp. a                    8.000       03/01/2019          1,336,851
-------------------------------------------------------------------------------------------------------------------
  2,500,000  TX GO RITES a                                               20.456 f     12/01/2028          2,800,950
-------------------------------------------------------------------------------------------------------------------
  3,000,000  TX Research Division RITES a                                18.856 f     06/01/2029          3,250,740
-------------------------------------------------------------------------------------------------------------------
  2,405,000  TX State Affordable Hsg. Corp.
             (American Hsg. Foundation)                                   8.000       03/01/2032          2,281,263
-------------------------------------------------------------------------------------------------------------------
  4,000,000  TX Turnpike Authority ROLs                                  16.840 f     08/15/2042          3,048,880
                                                                                                       ------------
                                                                                                        116,799,946
-------------------------------------------------------------------------------------------------------------------
 Utah--0.1%
    635,000  Carbon, UT Solid Waste Disposal
             (Allied Waste Industries)                                    7.500       02/01/2010            621,335
-------------------------------------------------------------------------------------------------------------------
 Vermont--0.5%
  3,080,000  VT HFA, Series B                                             7.600       12/01/2024          3,097,710
-------------------------------------------------------------------------------------------------------------------
 Virginia--2.0%
  2,250,000  Bedford County, VA IDA (Georgia-Pacific Corp.)               6.550      12/01/2025           2,060,550
-------------------------------------------------------------------------------------------------------------------
     25,000  Giles County, VA IDA (Hoechst Celanese Corp.)                6.625       12/01/2022             25,516
-------------------------------------------------------------------------------------------------------------------
  1,750,000  Halifax County, VA IDA RITES a                              18.356 f     06/01/2028          1,997,590
-------------------------------------------------------------------------------------------------------------------
  2,000,000  Hopewell, VA IDA (Stone Container Corp.)                     8.250       05/01/2010          2,044,500
-------------------------------------------------------------------------------------------------------------------
    165,000  Hopewell, VA IDA (Stone Container Corp.)                     8.250       06/01/2016            168,364
-------------------------------------------------------------------------------------------------------------------
  3,500,000  Pocahontas Parkway Association, VA
             (Route 895 Connector Toll Road)                              5.000       08/15/2010          3,007,375





15  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued



  Principal                                                                                            Market Value
     Amount                                                               Coupon        Maturity         See Note 1
-------------------------------------------------------------------------------------------------------------------
 Virginia Continued
$ 3,000,000  Pocahontas Parkway Association, VA
             (Route 895 Connector Toll Road)                              5.250%      08/15/2008       $  2,724,450
-------------------------------------------------------------------------------------------------------------------
    200,000  Pocahontas Parkway Association, VA
             (Route 895 Connector Toll Road)                              5.500       08/15/2028            141,488
                                                                                                       ------------
                                                                                                         12,169,833
-------------------------------------------------------------------------------------------------------------------
 Washington--1.4%
  3,000,000  Chelan County, WA Public Utility District RITES a           18.259 f     01/01/2036          3,230,400
-------------------------------------------------------------------------------------------------------------------
  3,500,000  Grant County, WA Public Utility District RITES a            16.063 f     01/01/2022          3,512,460
-------------------------------------------------------------------------------------------------------------------
  1,740,000  Pilchuck, WA Devel. Public Corp.
             (B.F. Goodrich Company)                                      6.000       08/01/2023          1,692,463
-------------------------------------------------------------------------------------------------------------------
    100,000  Port Camas, WA Public Industrial Corp.
             (James River Corp. of VA.)                                   6.700       04/01/2023             93,577
-------------------------------------------------------------------------------------------------------------------
     25,000  Port Longview, WA IDC (Weyerhauser Company)                  7.450       02/01/2013             25,118
                                                                                                       ------------
                                                                                                          8,554,018
-------------------------------------------------------------------------------------------------------------------
 West Virginia--0.4%
  1,000,000  Kanawha County, WV Industrial Devel.
             (Union Carbide Chemical & Plastics Company)                  8.000       08/01/2020          1,022,900
-------------------------------------------------------------------------------------------------------------------
  1,205,000  Marshall County, WV Pollution Control
             (Ohio Power Company)                                         6.850       06/01/2022          1,218,653
                                                                                                       ------------
                                                                                                          2,241,553
-------------------------------------------------------------------------------------------------------------------
 Wisconsin--0.6%
  1,475,000  Milwaukee, WI (Air Cargo)                                    7.500       01/01/2025          1,481,770
-------------------------------------------------------------------------------------------------------------------
  2,000,000  WI H&EFA RITES a                                            17.028 f     02/15/2032          1,999,880
                                                                                                       ------------
                                                                                                          3,481,650

-------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $634,044,196)--105.0%                                                637,307,395
-------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(5.0)                                                           (30,094,466)
                                                                                                       ------------
 Net Assets--100.0%                                                                                    $607,212,929
                                                                                                       ============




Footnotes to Statement of Investments
a. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.


16  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

CCRC     Continuing Care Retirement Community
CDA      Communities Development Authority
CDD      Community Development District
COP      Certificates of Participation
DFA      Development Finance Authority
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
EFA      Educational Facilities Authority
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
HDA      Hospital Development Authority
HE&H     Higher Educational and Health
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HOC      Housing Opportunities Commission
IDA      Industrial Development Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IDR      Industrial Development Revenue
IRS      Inverse Rate Security
NY/NJ    New York/New Jersey
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
Res Rec  Resource Recovery Facility
ROLs     Residual Option Longs
TASC     Tobacco Settlement Asset-Backed Bonds

--------------------------------------------------------------------------------
 Industry Concentrations  July 31, 2003

 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                         Market Value          Percent
--------------------------------------------------------------------------------
 Airlines                                         $151,599,551             23.8%
 Paper, Containers & Packaging                      70,389,078             11.0
 Electric Utilities                                 66,650,191             10.5
 Adult Living Facilities                            55,722,046              8.7
 Hospital/Health Care                               53,213,737              8.3
 Tobacco Settlements                                50,355,003              7.9
 Gas Utilities                                      34,325,836              5.4
 Marine/Aviation Facilities                         33,668,243              5.3
 Hotels, Restaurants &Leisure                       31,099,736              4.9
 Special Assessment                                 22,782,972              3.6
 Multifamily Housing                                17,229,995              2.7
 Single Family Housing                              10,685,706              1.7
 Highways/Railways                                   8,972,266              1.4
 Manufacturing, Non-Durable Goods                    8,225,102              1.3
 Higher Education                                    6,889,933              1.1
 General Obligation                                  3,687,572              0.6
 Resource Recovery                                   3,165,204              0.5
 Municipal Leases                                    2,650,846              0.4
 Not-for-Profit Organization                         2,031,180              0.3
 Manufacturing, Durable Goods                        2,020,940              0.3
 Sales Tax Revenue                                   1,743,839              0.3
 Pollution Control                                     178,216               --
 Student Loans                                          20,203               --
                                                  ------------------------------
 Total                                            $637,307,395            100.0%
                                                  ==============================



17  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued



--------------------------------------------------------------------------------
 Summary of Ratings  July 31, 2003 / Unaudited

 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Rating                                                                 Percent
--------------------------------------------------------------------------------
 AAA                                                                        9.4%
 AA                                                                         2.6
 A                                                                         11.9
 BBB                                                                       14.3
 BB                                                                         8.8
 B                                                                         20.6
 CCC                                                                        6.6
 CC                                                                         0.2
 C                                                                          0.0
 D                                                                          0.0
 Not Rated                                                                 25.6
                                                                          ------
                                                                          100.0%
                                                                          ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

See accompanying Notes to Financial Statements.


18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

--------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $634,044,196)--see accompanying statement   $637,307,395
--------------------------------------------------------------------------------------
 Cash                                                                         162,972
--------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                  14,059,841
 Shares of beneficial interest sold                                         3,857,541
 Investments sold                                                             158,817
 Other                                                                          4,349
                                                                         -------------
 Total assets                                                             655,550,915

--------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at July 31, 2003)              39,200,000
 Investments purchased                                                      5,847,791
 Shares of beneficial interest redeemed                                     2,081,880
 Dividends                                                                  1,004,284
 Distribution and service plan fees                                            76,637
 Transfer and shareholder servicing agent fees                                 30,174
 Shareholder reports                                                           29,660
 Trustees' compensation                                                        16,429
 Other                                                                         51,131
                                                                         -------------
 Total liabilities                                                         48,337,986

--------------------------------------------------------------------------------------
 Net Assets                                                              $607,212,929
                                                                         =============

--------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                         $630,976,601
--------------------------------------------------------------------------------------
 Undistributed net investment income                                        1,261,810
--------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                 (28,288,681)
--------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                 3,263,199
                                                                         -------------
 Net Assets                                                              $607,212,929
                                                                         =============




19  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $306,857,468 and 28,832,120 shares of beneficial interest outstanding)   $10.64
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                              $11.17
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $188,645,286 and 17,690,427 shares of beneficial interest
 outstanding)                                                             $10.66
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $111,710,175 and 10,509,910 shares of beneficial interest
 outstanding)                                                             $10.63



 See accompanying Notes to Financial Statements.


20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


-------------------------------------------------------------------------------
 Investment Income

 Interest                                                        $  45,466,911

-------------------------------------------------------------------------------
 Expenses

 Management fees                                                     2,636,346
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               367,261
 Class B                                                             1,273,924
 Class C                                                               767,777
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               136,644
 Class B                                                                98,268
 Class C                                                                55,216
-------------------------------------------------------------------------------
 Interest expense                                                    1,220,729
-------------------------------------------------------------------------------
 Shareholder reports                                                    43,178
-------------------------------------------------------------------------------
 Custodian fees and expenses                                            32,170
-------------------------------------------------------------------------------
 Trustees' compensation                                                 21,402
-------------------------------------------------------------------------------
 Other                                                                  54,892
                                                                   ------------
 Total expenses                                                      6,707,807
 Less reduction to custodian expenses                                   (2,105)
                                                                   ------------
 Net expenses                                                        6,705,702


-------------------------------------------------------------------------------
 Net Investment Income                                              38,761,209


-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                  (26,526,188)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                  838,016


-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $13,073,037
                                                                   ============




 See accompanying Notes to Financial Statements.


21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                                                   2003          2002
----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                         $ 38,761,209  $  7,787,236
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                       (26,526,188)      533,148
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                              838,016       571,598
                                                                               ---------------------------
 Net increase in net assets resulting from operations                            13,073,037     8,891,982

----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                        (20,618,983)   (4,896,514)
 Class B                                                                        (10,471,076)   (2,106,059)
 Class C                                                                         (6,339,849)     (807,906)

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                        126,779,250   154,036,029
 Class B                                                                        104,651,625    69,927,734
 Class C                                                                         66,891,717    45,686,275

----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                 273,965,721   270,731,541
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                            333,247,208    62,515,667
                                                                               ---------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $1,261,810 and $(69,491), respectively]              $607,212,929  $333,247,208
                                                                               ===========================



 See accompanying Notes to Financial Statements.


22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2003


-----------------------------------------------------------------------------------
 Cash Flows from Operating Activities

 Net increase in net assets from operations                          $  13,073,037
-----------------------------------------------------------------------------------
 Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
 Proceeds from disposition of investment securities                    304,563,139
 Realized loss on securities                                            26,526,188
 Decrease in other assets                                                6,317,332
 Amortization                                                            1,546,371
 Increase in accrued expenses                                            1,863,903
 Increase in receivable for securities sold                               (158,817)
 Unrealized appreciation on securities                                    (838,016)
 Increase in interest receivable                                        (7,446,186)
 Decrease in payable for securities purchased                          (41,298,282)
 Purchase of investment securities                                    (615,231,163)
                                                                     --------------
 Net cash used in operating activities                                (311,082,494)

-----------------------------------------------------------------------------------
 Cash Flows from Financing Activities

 Proceeds from shares sold                                             426,274,378
 Proceeds from issuance of debt                                        398,800,000
 Cash distributions paid                                               (20,032,420)
 Payment on shares redeemed                                           (145,349,274)
 Payment on outstanding debt                                          (359,600,000)
                                                                     --------------
 Net cash provided by financing activities                             300,092,684

-----------------------------------------------------------------------------------
 Net decrease in cash                                                  (10,989,810)
-----------------------------------------------------------------------------------
 Cash, beginning balance                                                11,152,782
                                                                     --------------
 Cash, ending balance                                                $     162,972
                                                                     ==============


 See accompanying Notes to Financial Statements.




23  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS


 Class A            Year Ended July 31                 2003       2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $11.28     $11.25    $10.76    $11.24    $11.62
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .92        .71       .58       .58       .56
 Net realized and unrealized gain (loss)               (.67)       .03       .48      (.45)     (.39)
                                                     --------------------------------------------------
 Total from investment operations                       .25        .74      1.06       .13       .17
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.89)      (.71)     (.57)     (.57)     (.55)
 Distributions from net realized gain                    --         --        --      (.04)       --
                                                     --------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.89)      (.71)     (.57)     (.61)     (.55)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.64     $11.28    $11.25    $10.76    $11.24
                                                     ==================================================

-------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    2.36%      6.89%    10.03%     1.28%     1.36%


-------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $306,857   $193,452   $38,827   $34,050   $35,924
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $252,496   $ 73,877   $36,900   $34,296   $36,532
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 8.44%      6.61%     5.21%     5.41%     4.78%
 Total expenses                                        1.04%      1.06%     0.87%     1.13%     1.13%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     N/A 3     0.89% 4   0.78% 4   0.96% 4   0.95% 4
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 57%       127%       37%       12%       55%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expenses.

See accompanying Notes to Financial Statements.


24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


 Class B            Year Ended July 31                 2003       2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $11.30     $11.27    $10.78    $11.26    $11.64
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .83        .63       .49       .50       .47
 Net realized and unrealized gain (loss)               (.66)       .02       .48      (.45)     (.39)
                                                     --------------------------------------------------
 Total from investment operations                       .17        .65       .97       .05       .08
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.81)      (.62)     (.48)     (.49)     (.46)
 Distributions from net realized gain                    --         --        --      (.04)       --
                                                     --------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.81)      (.62)     (.48)     (.53)     (.46)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.66     $11.30    $11.27    $10.78    $11.26
                                                     ==================================================

-------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    1.57%      6.07%     9.19%     0.51%     0.60%


-------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $188,645    $90,547   $20,279   $17,866   $21,524
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $141,819    $36,100   $18,445   $19,249   $21,648
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 7.67%      5.85%     4.45%     4.64%     4.02%
 Total expenses                                        1.81%      1.80%     1.62%     1.89%     1.88%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     N/A 3     1.63% 4   1.53% 4   1.72% 4   1.70% 4
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 57%       127%       37%       12%       55%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expenses.

See accompanying Notes to Financial Statements.


25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued




 Class C            Year Ended July 31                 2003       2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $11.27     $11.24    $10.75    $11.23    $11.61
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .83        .61       .50       .50       .47
 Net realized and unrealized gain (loss)               (.66)       .04       .48      (.45)     (.39)
                                                     --------------------------------------------------
 Total from investment operations                       .17        .65       .98       .05       .08
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.81)      (.62)     (.49)     (.49)     (.46)
 Distributions from net realized gain                    --         --        --      (.04)       --
                                                     --------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.81)      (.62)     (.49)     (.53)     (.46)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.63     $11.27    $11.24    $10.75    $11.23
                                                     ==================================================

-------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    1.59%      6.09%     9.22%     0.51%     0.60%


-------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $111,710    $49,248    $3,410    $2,442    $3,504
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $ 85,483    $13,453    $2,552    $2,790    $3,260
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 7.68%      5.88%     4.45%     4.65%     4.02%
 Total expenses                                        1.80%      1.80%     1.62%     1.89%     1.88%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                     N/A 3     1.63% 4   1.53% 4   1.72% 4   1.70% 4
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 57%       127%       37%       12%       55%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expenses.

See accompanying Notes to Financial Statements.


26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 35% of its total assets in inverse floaters. Inverse floaters amount to $54,155,418 as of July 31, 2003. Including the effect of leverage, inverse floaters represent 25.07% of the Fund's total assets as of July 31, 2003.


27  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                          Net Unrealized
                                                                            Appreciation
              Undistributed   Undistributed          Accumulated        Based on Cost of
              Net Investment      Long-Term                 Loss  Securities for Federal
              Income                   Gain   Carryforward 1,2,3     Income Tax Purposes
              --------------------------------------------------------------------------
              $2,280,916                $--          $28,144,223              $3,118,739

 1. As of July 31, 2003, the Fund had $1,783,620 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009        $1,051,023
                              2010           711,471
                              2011            21,126
                                          ----------
                              Total       $1,783,620
                                          ==========

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of July 31, 2003, the Fund had $26,360,603 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

 The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                              Year Ended        Year Ended
                                           July 31, 2003     July 31, 2002
                 ---------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends   $37,429,908        $7,810,479


28  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal Tax Cost                $634,188,656
                                                 =============
                 Gross unrealized appreciation   $ 23,273,182
                 Gross unrealized depreciation    (20,154,443)
                                                 -------------
                 Net unrealized appreciation     $  3,118,739
                                                 =============


--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $1,429 and payments of $1,637 were made to retired trustees, resulting in an accumulated liability of $14,855 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



29  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO financial statements  Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended July 31, 2003      Year Ended July 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
 Class A
 Sold                       18,625,393  $199,835,999     15,031,670   $168,920,509
 Dividends and/or
 distributions reinvested      894,340     9,452,007        174,139      1,957,410
 Redeemed                   (7,839,075)  (82,508,756)    (1,505,137)   (16,841,890)
                            -------------------------------------------------------
 Net increase               11,680,658  $126,779,250     13,700,672   $154,036,029
                            =======================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                       12,221,314  $131,305,363      6,720,122   $ 75,616,454
 Dividends and/or
 distributions reinvested      428,130     4,524,872         57,341        645,710
 Redeemed                   (2,972,503)  (31,178,610)      (563,068)    (6,334,430)
                            -------------------------------------------------------
 Net increase                9,676,941  $104,651,625      6,214,395   $ 69,927,734
                            =======================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                        8,862,569  $ 95,133,016      4,195,905   $ 47,120,023
 Dividends and/or
 distributions reinvested      324,517     3,420,609         29,585        332,235
 Redeemed                   (3,048,602)  (31,661,908)      (157,392)    (1,765,983)
                            -------------------------------------------------------
 Net increase                6,138,484  $ 66,891,717      4,068,098   $ 45,686,275
                            =======================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $615,231,163 and $304,563,139, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $271,737 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.


30  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate        Class A    Concessions     Concessions     Concessions
                        Front-End      Front-End     on Class A      on Class B      on Class C
                    Sales Charges  Sales Charges         Shares          Shares          Shares
                       on Class A    Retained by    Advanced by     Advanced by     Advanced by
 Year Ended                Shares    Distributor  Distributor 1   Distributor 1   Distributor 1
-----------------------------------------------------------------------------------------------
 July 31, 2003         $4,232,170       $742,361       $322,613      $4,840,008        $782,185

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              Class A             Class B              Class C
                           Contingent          Contingent           Contingent
                             Deferred            Deferred             Deferred
                        Sales Charges       Sales Charges        Sales Charges
                          Retained by         Retained by          Retained by
 Year Ended               Distributor         Distributor          Distributor
------------------------------------------------------------------------------
 July 31, 2003                $16,995            $606,720             $109,266


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $367,261, all of which were paid by the Distributor to recipients, which included $13,352 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                           Distributor's
                                                           Distributor's       Aggregate
                                                               Aggregate    Unreimbursed
                                                            Unreimbursed   Expenses as %
                        Total Payments   Amount Retained    Expenses  of      Net Assets
                            Under Plan    by Distributor      Under Plan        of Class
----------------------------------------------------------------------------------------
 Class B Plan               $1,273,924        $1,191,530      $7,820,219           4.15%
 Class C Plan                  767,777           607,618       1,317,558           1.18



31  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $56,664,546, which represents 9.33% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $39,200,000 at July 31, 2003 at an interest rate of 1.75%. For the year ended July 31, 2003, the average monthly loan balance was $61,214,352 at an average daily interest rate of 2.028%. The Fund had gross borrowings and gross loan repayments of $398,800,000 and $359,600,000, respectively, during the year ended July 31, 2003. The maximum amount of borrowings outstanding at any month-end was $87,300,000. The Fund paid commitment fees of $1,336 and interest of $1,217,497 during the year ended July 31, 2003.


32  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Multi-State Municipal Trust:
 We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Rochester National Municipals (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust) as of July 31, 2003, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Rochester National Municipals as of July 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2003

33  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


34  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited


-----------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with          Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age         Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
                                     Trustee

Independent                          The address of each Trustee in the chart below is 6803 S. Tucson Way,
Trustees                             Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.


Clayton K. Yeutter,                  Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),            formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1993)                 portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                     A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1996)                 2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 69                              Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                     Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,                A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                 director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                              Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                     Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                     Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                     New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                      Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                 adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 53                              financial adviser); Formerly he held the following positions: Managing Director
                                     (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                     Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                     OppenheimerFunds complex.

Kenneth A. Randall,                  A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1993)                 Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                              Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                     Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                     American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                     Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                     President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1994)                 director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                              and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                     Chairman of Municipal Assistance Corporation for the City of New York, New York
                                     State Comptroller and Trustee of New York State and Local Retirement Fund.
                                     Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,            Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1993)                 governance consulting and executive recruiting); a life trustee of International
Age: 71                              House (non-profit educational organization), and a trustee (since 1996) of the
                                     Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.





35  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued



Donald W. Spiro,                     Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                 (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                   OppenheimerFunds complex.
Trustee (since 1999)
Age: 77

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                          10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                      Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,               (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                 other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                              Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                     Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                     Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                     (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                     Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                     of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                     OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                     Corporation (since November 2001), HarbourView Asset Management Corporation and
                                     OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                     2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                     Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                     and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                     Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                     Insurance Company (the Manager's parent company); a director (since June 1995)
                                     of DLB Acquisition Corporation (a holding company that owns the shares of David
                                     L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                     2000-June 2001) of the Manager; President and trustee (November 1999-November
                                     2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                     Insurance Company; President, Chief Executive Officer and director (September
                                     1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                     1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                     wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios in the
                                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
OFFICERS                             The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                     Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way,
                                     Centennial, CO 80112-3924, for Mr. Fielding, 350 Linden Oaks, Rochester, NY
                                     14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Ronald H. Fielding,                  Senior Vice President (since January 1996) of the Manager; Chairman of the
Vice President (since 2002)          Rochester Division of the Manager (since January 1996); an officer of 9
Age: 54                              portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                     Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)               (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                              Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                     Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,

36  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


Brian W. Wixted,                     OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
Continued                            Ltd. and OppenheimerFunds plc (offshore fund management subsidiary of the
                                     Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since
                                     November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999)
                                     of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since
                                     April 2000); formerly Principal and Chief Operating Officer (March 1995-March
                                     1999), Bankers Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                      Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)               of the Manager; General Counsel and a director (since November 2001) of
Age: 54                              OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                     (since November 2001) of HarbourView Asset Management Corporation; Vice
                                     President and a director (since November 2000) of Oppenheimer Partnership
                                     Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                     November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                     Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                     Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                     Centennial Asset Management Corporation; a director (since November 2001) of
                                     Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                     (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                     (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                     November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                     (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                     2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                     1985-November 2001), Shareholder Financial Services, Inc. (November
                                     1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                     plc (October 1997-November 2001). An officer of 89 portfolios in the
                                     OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

37  |  OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)